Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net income	R$ 2,837,422	R$ 1,670,755	R$ 2,957,174
(-) Non-distributable tax incentives	(237,828)	(166,110)
(-) Constitution of legal reserve	(129,979)	(75,233)
Adjusted net profit	2,469,615	1,429,412
Minimum dividends calculated on the basis of 25% of adjusted profit	617,404	357,353
Breakdown of dividends payable interest on shareholders’ equity:
Interest on shareholders’ equity	1,600,000	1,400,000
Total dividends and interest on shareholders’ equity distributed and proposed	1,600,000	1,400,000
Withholding income tax (IRRF) on interest on shareholders' equity	(233,230)	(196,970)
Total dividends and interest on shareholders’ equity, net of taxes	R$ 1,366,770	R$ 1,203,030